CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items as of December 31:

	2023	2022

Cash and cash equivalents at banks and on hand	448	928
Cash equivalents with original maturity of less than three months	1,454	2,179
Cash and cash equivalents, as presented in the consolidated statement of cash flows*	1,902	3,107
* Cash and cash equivalents include an amount of US$165 relating to banking operations in Pakistan, which does not include customer deposits that are part of ‘Trade and other payables’ of US$426.